Right-of-use Assets - Disclosure of detailed information about right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 14,330	$ 12,034
Additions	18,854	2,494
Remeasurements	2,031	2,779
Depreciation and amortization	(5,851)	(2,961)
Disposals	(139)	(16)
Balance	29,225	14,330
Land and buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	8,087	4,207
Additions	1,294	1,939
Remeasurements	363	2,789
Depreciation and amortization	(1,325)	(848)
Disposals	(117)	0
Balance	8,302	8,087
Machinery and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	6,234	7,812
Additions	17,560	554
Remeasurements	1,668	(10)
Depreciation and amortization	(4,520)	(2,106)
Disposals	(23)	(16)
Balance	20,921	6,234
Other [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	8	15
Additions	0	0
Remeasurements	0	0
Depreciation and amortization	(7)	(7)
Disposals	0	0
Balance	$ 2	$ 8